UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Inflation-Protected Bond Index Fund

March 31, 2018

SIB-S-QTLY-0518
1.899335.108

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.9%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28	$43,152,212	$47,392,424
2% 1/15/26	53,767,557	59,309,773
2.375% 1/15/25	73,813,211	82,575,681
2.375% 1/15/27	43,259,756	49,506,786
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	138,552,206	138,378,031
0.125% 4/15/20	138,658,815	138,039,500
0.125% 4/15/21	120,563,175	119,471,369
0.125% 1/15/22	111,286,015	110,019,920
0.125% 4/15/22	117,475,164	115,731,357
0.125% 7/15/22	114,780,234	113,540,820
0.125% 1/15/23	115,313,235	113,302,800
0.125% 7/15/24	112,139,883	109,453,831
0.125% 7/15/26	94,826,287	91,035,710
0.25% 1/15/25	112,404,565	109,818,206
0.375% 7/15/23	114,386,415	113,919,929
0.375% 7/15/25	112,279,623	110,756,056
0.375% 1/15/27	94,096,339	91,599,887
0.375% 7/15/27	92,916,763	90,541,025
0.5% 1/15/28	63,189,240	61,984,316
0.625% 7/15/21	100,824,897	101,975,663
0.625% 1/15/24	114,061,276	114,563,067
0.625% 1/15/26	101,111,412	100,992,726
1.125% 1/15/21	94,983,535	97,091,383
1.25% 7/15/20	83,040,483	85,198,301
1.375% 1/15/20	54,037,867	55,171,299
1.875% 7/15/19	44,556,512	45,729,710
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $2,490,160,039)		2,467,099,570
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (a)
(Cost $592,735)	592,617	592,735
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $2,490,752,774)		2,467,692,305
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,600,204
NET ASSETS - 100%		$2,470,292,509

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,518
Total	$5,518

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,467,099,570	$--	$2,467,099,570	$--
Money Market Funds	592,735	592,735	--	--
Total Investments in Securities:	$2,467,692,305	$592,735	$2,467,099,570	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Inflation-Protected Bond Index Fund

March 31, 2018

PIB-QTLY-0518
1.939226.105

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 99.8%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$41,447,555	$39,005,335
0.75% 2/15/42	56,074,987	54,514,161
0.75% 2/15/45	69,703,172	67,076,602
0.875% 2/15/47	50,221,766	49,743,696
1% 2/15/46	51,202,411	52,329,980
1% 2/15/48	20,257,793	20,736,828
1.375% 2/15/44	62,551,042	69,430,569
1.75% 1/15/28	47,418,686	52,078,131
2% 1/15/26	59,083,869	65,174,077
2.125% 2/15/40	25,080,297	31,606,504
2.125% 2/15/41	31,916,188	40,455,180
2.375% 1/15/25	81,111,295	90,740,130
2.375% 1/15/27	47,537,058	54,401,763
2.5% 1/15/29	45,917,133	54,331,141
3.375% 4/15/32	18,523,644	24,902,681
3.625% 4/15/28	40,105,525	51,319,921
3.875% 4/15/29	48,758,266	64,825,941
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	152,249,917	152,058,521
0.125% 4/15/20	152,366,672	151,686,130
0.125% 4/15/21	132,482,386	131,282,641
0.125% 1/15/22	122,288,787	120,897,513
0.125% 4/15/22	129,090,081	127,173,862
0.125% 7/15/22	126,127,944	124,765,996
0.125% 1/15/23	126,713,120	124,503,934
0.125% 7/15/24	123,225,995	120,274,400
0.125% 7/15/26	104,202,200	100,036,830
0.25% 1/15/25	123,517,349	120,675,291
0.375% 7/15/23	125,695,646	125,183,040
0.375% 7/15/25	123,379,859	121,705,669
0.375% 1/15/27	103,399,052	100,655,792
0.375% 7/15/27	102,102,146	99,491,553
0.5% 1/15/28	69,436,517	68,112,467
0.625% 7/15/21	110,793,122	112,057,660
0.625% 1/15/24	125,337,590	125,888,989
0.625% 1/15/26	111,108,015	110,977,594
1.125% 1/15/21	104,374,585	106,690,837
1.25% 7/15/20	91,250,993	93,622,161
1.375% 1/15/20	59,379,299	60,624,766
1.875% 7/15/19	48,962,014	50,251,211
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $3,353,991,975)		3,331,289,497
	Shares	Value

Money Market Funds - 0.0%
Fidelity Cash Central Fund, 1.72% (a)
(Cost $1,043,664)	1,043,455	1,043,664
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $3,355,035,639)		3,332,333,161
NET OTHER ASSETS (LIABILITIES) - 0.2%		7,054,234
NET ASSETS - 100%		$3,339,387,395

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,074
Total	$13,074

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of March 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$3,331,289,497	$--	$3,331,289,497	$--
Money Market Funds	1,043,664	1,043,664	--	--
Total Investments in Securities:	$3,332,333,161	$1,043,664	$3,331,289,497	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Inflation-Protected Bond Index Fund

March 31, 2018

ZXF-QTLY-0518
1.9881640.101

Schedule of Investments March 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 100.0%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$49,593	$46,670
0.75% 2/15/42	66,914	65,051
0.75% 2/15/45	83,155	80,022
0.875% 2/15/47	60,582	60,006
1% 2/15/46	61,720	63,079
1% 2/15/48	24,124	24,694
1.375% 2/15/44	75,511	83,816
1.75% 1/15/28	56,792	62,372
2% 1/15/26	71,184	78,521
2.125% 2/15/40	29,817	37,575
2.125% 2/15/41	38,483	48,779
2.375% 1/15/25	97,308	108,859
2.375% 1/15/27	56,539	64,704
2.5% 1/15/29	55,415	65,569
3.375% 4/15/32	22,343	30,037
3.625% 4/15/28	47,508	60,845
3.875% 4/15/29	58,803	78,181
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/19	183,003	182,773
0.125% 4/15/20	183,110	182,292
0.125% 4/15/21	158,965	157,525
0.125% 1/15/22	146,747	145,078
0.125% 4/15/22	154,920	152,620
0.125% 7/15/22	150,900	149,271
0.125% 1/15/23	152,485	149,827
0.125% 7/15/24	148,232	144,682
0.125% 7/15/26	125,122	120,121
0.25% 1/15/25	148,603	145,184
0.375% 7/15/23	151,244	150,627
0.375% 7/15/25	148,421	146,407
0.375% 1/15/27	124,159	120,865
0.375% 7/15/27	122,607	119,472
0.5% 1/15/28	83,404	81,814
0.625% 7/15/21	133,071	134,590
0.625% 1/15/24	150,847	151,510
0.625% 1/15/26	133,524	133,368
1.125% 1/15/21	125,773	128,564
1.25% 7/15/20	109,110	111,945
1.375% 1/15/20	71,066	72,557
1.875% 7/15/19	59,204	60,763
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $4,002,339)		4,000,635
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,002,339)		4,000,635
NET OTHER ASSETS (LIABILITIES) - 0.0%		953
NET ASSETS - 100%		$4,001,588

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 25, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 25, 2018